Redeemable Preferred Stock (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Redeemable Preferred Stock [Abstract]
Redeemable Preferred Stock
Note 6.  Redeemable Preferred Stock

Public Preferred Stock
A maximum of 6,000,000 shares of the Public Preferred Stock, par value $.01 per share, has been authorized for issuance. We initially issued 2,858,723 shares of the Public Preferred Stock pursuant to the acquisition of the Company during fiscal year 1990. The Public Preferred Stock was recorded at fair value on the date of original issue, November 21, 1989, and we made periodic accretions under the interest method of the excess of the redemption value over the recorded value. We adjusted our estimate of accrued accretion in the amount of $1.5 million in the second quarter of 2006. The Public Preferred Stock was fully accreted as of December 2008. We declared stock dividends totaling 736,863 shares in 1990 and 1991. Since 1991, no other dividends, in stock or cash, have been declared. In November 1998, we retired 410,000 shares of the Public Preferred Stock. The total number of shares issued and outstanding at June 30, 2020 and December 31, 2019 was 3,185,586. The Public Preferred Stock is quoted as "TLSRP" on the OTCQB marketplace and the OTC Bulletin Board.

Since 1991, no dividends were declared or paid on our Public Preferred Stock, based upon our interpretation of restrictions in our Articles of Amendment and Restatement, limitations in the terms of the Public Preferred Stock instrument, specific dividend payment restrictions in the various financing documents to which the Public Preferred Stock is subject, other senior obligations currently or previously in existence, and Maryland law limitations in existence prior to October 1, 2009. Subsequent to the 2009 Maryland law change, dividend payments have continued to be prohibited except under certain specific circumstances as set forth in Maryland Code Section 2-311. Pursuant to the terms of the Articles of Amendment and Restatement, we were scheduled, but not required, to redeem the Public Preferred Stock in five annual tranches during the years 2005 through 2009. However, due to our substantial senior obligations currently or previously in existence, limitations set forth in the covenants in the various financing documents to which the Public Preferred Stock is subject, foreseeable capital and operational requirements, and restrictions and prohibitions of our Articles of Amendment and Restatement, we were and remain unable to meet the redemption schedule set forth in the terms of the Public Preferred Stock as of the measurement dates. Moreover, the Public Preferred Stock is not payable on demand, nor callable, for failure to redeem the Public Preferred Stock in accordance with the redemption schedule set forth in the instrument. Therefore, we classify these securities as noncurrent liabilities in the condensed consolidated balance sheets as of June 30, 2020 and December 31, 2019.

On January 25, 2017, we became parties with certain of our subsidiaries to the Credit Agreement with EnCap. Under the Credit Agreement, we agreed that, until full and final payment of the obligations under the Credit Agreement, we would not make any distribution or declare or pay any dividends (other than common stock) on our stock, or purchase, acquire, or redeem any stock, or exchange any stock for indebtedness, or retire any stock. Additionally, the Porter Notes contain similar prohibitions on dividend payments or stock redemptions.

Accordingly, as stated above, we will continue to classify the entirety of our obligation to redeem the Public Preferred Stock as a long-term obligation. Various financing documents to which the Public Preferred Stock is subject prohibit, among other things, the redemption of any stock, common or preferred, other than as described above. The Public Preferred Stock by its terms also cannot be redeemed if doing so would violate the terms of an agreement regarding the borrowing of funds or the extension of credit which is binding upon us or any of our subsidiaries, and it does not include any other provisions that would otherwise require any acceleration of the redemption of or amortization of payments with respect to the Public Preferred Stock. Thus, the Public Preferred Stock is not and will not be due on demand, nor callable, within 12 months from June 30, 2020.  This classification is consistent with ASC 210, “Balance Sheet” and 470, “Debt” and the FASB ASC Master Glossary definition of “Current Liabilities.”

ASC 210 and the FASB ASC Master Glossary define current liabilities as follows: The term current liabilities is used principally to designate obligations whose liquidation is reasonably expected to require the use of existing resources properly classifiable as current assets, or the creation of other current liabilities. As a balance sheet category, the classification is intended to include obligations for items which have entered into the operating cycle, such as payables incurred in the acquisition of materials and supplies to be used in the production of goods or in providing services to be offered for sale; collections received in advance of the delivery of goods or performance of services; and debts that arise from operations directly related to the operating cycle, such as accruals for wages, salaries, commissions, rentals, royalties, and income and other taxes. Other liabilities whose regular and ordinary liquidation is expected to occur within a relatively short period of time, usually twelve months, are also intended for inclusion, such as short-term debts arising from the acquisition of capital assets, serial maturities of long-term obligations, amounts required to be expended within one year under sinking fund provisions, and agency obligations arising from the collection or acceptance of cash or other assets for the account of third persons.

ASC 470 provides the following: The current liability classification is also intended to include obligations that, by their terms, are due on demand or will be due on demand within one year (or operating cycle, if longer) from the balance sheet date, even though liquidation may not be expected within that period.  It is also intended to include long-term obligations that are or will be callable by the creditor either because the debtor’s violation of a provision of the debt agreement at the balance sheet date makes the obligation callable or because the violation, if not cured within a specified grace period, will make the obligation callable.

If, pursuant to the terms of the Public Preferred Stock, we do not redeem the Public Preferred Stock in accordance with the scheduled redemptions described above, the terms of the Public Preferred Stock require us to discharge our obligation to redeem the Public Preferred Stock as soon as we are financially capable and legally permitted to do so. Therefore, by its very terms, the Public Preferred Stock is not due on demand or callable for failure to make a scheduled payment pursuant to its redemption provisions and is properly classified as a noncurrent liability.

We pay dividends on the Public Preferred Stock when and if declared by the Board of Directors. The Public Preferred Stock accrues a semi-annual dividend at the annual rate of 12% ($1.20) per share, based on the liquidation preference of $10 per share, and is fully cumulative. Dividends in additional shares of the Public Preferred Stock for 1990 and 1991 were paid at the rate of 6% per share for each $.60 of such dividends not paid in cash. For the cash dividends payable since December 1, 1995, we have accrued $109.3 million and $107.4 million as of June 30, 2020 and December 31, 2019, respectively. We accrued dividends on the Public Preferred Stock of $1.0 million and $1.9 million for each of the three and six months ended June 30, 2020 and 2019, respectively, which was recorded as interest expense. Prior to the effective date of ASC 480 on July 1, 2003, such dividends were charged to stockholders’ accumulated deficit.

Note 7. Redeemable Preferred Stock

Public Preferred Stock
A maximum of 6,000,000 shares of the Public Preferred Stock, par value $.01 per share, has been authorized for issuance. We initially issued 2,858,723 shares of the Public Preferred Stock pursuant to the acquisition of the Company during fiscal year 1990. The Public Preferred Stock was recorded at fair value on the date of original issue, November 21, 1989, and we made periodic accretions under the interest method of the excess of the redemption value over the recorded value. We adjusted our estimate of accrued accretion in the amount of $1.5 million in the second quarter of 2006.  The Public Preferred Stock was fully accreted as of December 2008.  We declared stock dividends totaling 736,863 shares in 1990 and 1991. Since 1991, no other dividends, in stock or cash, have been declared. In November 1998, we retired 410,000 shares of the Public Preferred Stock. The total number of shares issued and outstanding at December 31, 2019 and 2018, was 3,185,586. The Public Preferred Stock is quoted as “TLSRP” on the OTCQB marketplace and the OTC Bulletin Board.

Since 1991, no dividends were declared or paid on our Public Preferred Stock, based upon our interpretation of restrictions in our Articles of Amendment and Restatement, limitations in the terms of the Public Preferred Stock instrument, specific dividend payment restrictions in the various financing agreements to which the Public Preferred Stock is subject, other senior obligations currently or previously in existence, and Maryland law limitations in existence prior to October 1, 2009. Subsequent to the 2009 Maryland law change, dividend payments continue to be prohibited except under certain specific circumstances as set forth in Maryland Code Section 2-311, which the Company did not satisfy as of the measurement dates. Pursuant to the terms of the Articles of Amendment and Restatement, we were scheduled, but not required, to redeem the Public Preferred Stock in five annual tranches during the period 2005 through 2009. However, due to our substantial senior obligations currently or previously in existence, limitations set forth in the covenants in the Credit Agreement and the Porter Notes, foreseeable capital and operational requirements, and restrictions and prohibitions of our Articles of Amendment and Restatement, we were and remain unable to meet the redemption schedule set forth in the terms of the Public Preferred Stock as of the measurement dates. Moreover, the Public Preferred Stock is not payable on demand, nor callable, for failure to redeem the Public Preferred Stock in accordance with the redemption schedule set forth in the instrument. Therefore, we classify these securities as noncurrent liabilities in the consolidated balance sheets as of December 31, 2019 and 2018.

On January 25, 2017, we became parties with certain of our subsidiaries to the Credit Agreement with EnCap. Under the Credit Agreement, we agreed that, until full and final payment of the obligations under the Credit Agreement, we would not make any distribution or declare or pay any dividends (other than common stock) on our stock, or purchase, acquire, or redeem any stock, or exchange any stock for indebtedness, or retire any stock. Additionally, the Porter Notes contain similar prohibitions on dividend payments or stock redemptions.

Accordingly, as stated above, we will continue to classify the entirety of our obligation to redeem the Public Preferred Stock as a long-term obligation. The Credit Agreement and the Porter Notes prohibit, among other things, the redemption of any stock, common or preferred, other than as described above. The Public Preferred Stock by its terms also cannot be redeemed if doing so would violate the terms of an agreement regarding the borrowing of funds or the extension of credit which is binding upon us or any of our subsidiaries, and it does not include any other provisions that would otherwise require any acceleration of the redemption of or amortization of payments with respect to the Public Preferred Stock.  Thus, the Public Preferred Stock is not and will not be due on demand, nor callable, within 12 months from December 31, 2019. This classification is consistent with ASC 210, “Balance Sheet” and 470, “Debt” and the FASB ASC Master Glossary definition of “Current Liabilities.”

ASC 210 and the FASB ASC Master Glossary define current liabilities as follows: The term current liabilities is used principally to designate obligations whose liquidation is reasonably expected to require the use of existing resources properly classifiable as current assets, or the creation of other current liabilities. As a balance sheet category, the classification is intended to include obligations for items which have entered into the operating cycle, such as payables incurred in the acquisition of materials and supplies to be used in the production of goods or in providing services to be offered for sale; collections received in advance of the delivery of goods or performance of services; and debts that arise from operations directly related to the operating cycle, such as accruals for wages, salaries, commissions, rentals, royalties, and income and other taxes. Other liabilities whose regular and ordinary liquidation is expected to occur within a relatively short period of time, usually twelve months, are also intended for inclusion, such as short-term debts arising from the acquisition of capital assets, serial maturities of long-term obligations, amounts required to be expended within one year under sinking fund provisions, and agency obligations arising from the collection or acceptance of cash or other assets for the account of third persons.

ASC 470 provides the following: The current liability classification is also intended to include obligations that, by their terms, are due on demand or will be due on demand within one year (or operating cycle, if longer) from the balance sheet date, even though liquidation may not be expected within that period. It is also intended to include long-term obligations that are or will be callable by the creditor either because the debtor’s violation of a provision of the debt agreement at the balance sheet date makes the obligation callable or because the violation, if not cured within a specified grace period, will make the obligation callable.

If, pursuant to the terms of the Public Preferred Stock, we do not redeem the Public Preferred Stock in accordance with the scheduled redemptions described above, the terms of the Public Preferred Stock require us to discharge our obligation to redeem the Public Preferred Stock as soon as we are financially capable and legally permitted to do so. Therefore, by its very terms, the Public Preferred Stock is not due on demand or callable for failure to make a scheduled payment pursuant to its redemption provisions and is properly classified as a noncurrent liability.

We pay dividends on the Public Preferred Stock when and if declared by the Board of Directors. The Public Preferred Stock accrues a semi-annual dividend at the annual rate of 12% ($1.20) per share, based on the liquidation preference of $10 per share, and is fully cumulative. Dividends in additional shares of the Public Preferred Stock for 1990 and 1991 were paid at the rate of 6% per share for each $.60 of such dividends not paid in cash. For the cash dividends payable since December 1, 1995, we have accrued $107.4 million and $103.5 million as of December 31, 2019 and 2018, respectively. We accrued dividends on the Public Preferred Stock of $3.8 million for each of the years ended December 31, 2019, 2018, and 2017, which was recorded as interest expense. Prior to the effective date of ASC 480 on July 1, 2003, such dividends were charged to stockholders’ accumulated deficit.

Senior Redeemable Preferred Stock
The Senior Redeemable Preferred Stock was senior to all other outstanding equity of the Company, including the Public Preferred Stock. The Series A-1 ranked on a parity with the Series A-2. The components of the authorized Senior Redeemable Preferred Stock were 1,250 shares of Series A-1 and 1,750 shares of Series A-2 Senior Redeemable Preferred Stock, each with $.01 par value. The Senior Redeemable Preferred Stock carried a cumulative per annum dividend rate of 14.125% of its liquidation value of $1,000 per share. The dividends were payable semiannually on June 30 and December 31 of each year. We had not declared dividends on our Senior Redeemable Preferred Stock since its issuance, other than in connection with the redemptions from 2010 to 2013. The liquidation preference of the Senior Redeemable Preferred Stock was the face amount of the Series A-1 and A-2 ($1,000 per share), plus all accrued and unpaid dividends.

Due to the terms of the Credit Agreement, the Porter Notes, other senior obligations currently or previously in existence, the Senior Redeemable Preferred Stock and applicable provisions of Maryland law governing the payment of distributions, we had been precluded from redeeming the Senior Redeemable Preferred Stock and paying any accrued and unpaid dividends on the Senior Redeemable Preferred Stock, other than the redemptions that occurred from 2010 to 2013. In addition, certain holders of the Senior Redeemable Preferred Stock had entered into standby agreements whereby, among other things, those holders would not demand any payments in respect of dividends or redemptions of their instruments and the maturity dates of the instruments have been extended.

In accordance with the requirements of the Second Amendment to the EnCap Credit Agreement, we redeemed all outstanding shares of the Senior Redeemable Preferred Stock on April 18, 2017 for $2.1 million.

We accrued dividends on the Senior Redeemable Preferred Stock of $0, $0, and $20,000 for the years ended December 31, 2019, 2018, and 2017, respectively, which were reported as interest expense. Prior to the effective date of ASC 480, “Distinguishing Liabilities from Equity,” on July 1, 2003, such dividends were charged to stockholders’ deficit.